Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 47,019		¥ 51,844
Less: Accumulated depreciation and amortization	(31,844)		(28,442)
Property, equipment and software, net	15,175	$ 2,079	23,402
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	26,520		27,613
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	12,264		13,252
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	3,233		5,199
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost	3,083		3,949
Software Purchased [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 1,919		¥ 1,831